Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 15,630	$ 8,591	$ 5,534
Deferred	471	1,181	1,582
Income tax expense	$ 16,101	$ 9,772	$ 7,116